ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2018
Ascendium Group Limited ("Ascendium") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Sep. 10, 2007
Place of establishment	British Virgin Islands ("BVI")
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Concord Medical Investment Management Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Our Medical Services Limited ("OMS") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Aug. 22, 1996
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Medstar Overseas Ltd. ("Medstar Overseas") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Sep. 22, 2011
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Cyber Medical Networks Limited ("Cyber") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 26, 2006
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
China Medical Services Holdings Limited ("CMS Holdings") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 18, 2008
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
King Cheers Holdings Limited ("King Cheers") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 18, 2001
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Shenzhen Aohua Medical Technology Development Co., Ltd. ("Aohua Technology ") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Feb. 21, 2008
Place of establishment	PRC
Percentage of ownership by the Company	60.00%
Principal activities	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Leasing Co., Ltd. ("Shanghai Medstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Mar. 21, 2003	[1]
Place of establishment	PRC	[1]
Percentage of ownership by the Company	100.00%	[1]
Principal activities	Leasing of medical equipment and provision of management services	[1]
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 23, 2008	[2]
Place of establishment	PRC	[2]
Percentage of ownership by the Company	60.00%	[2]
Principal activities	Provision of management services	[2]
Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 26, 2007
Place of establishment	PRC
Percentage of ownership by the Company	60.00%
Principal activities	Provision of management services
Tianjin Concord Medical Technology Limited ("Tianjin Concord Medical") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 22, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Leasing of medical equipment and provision of management services
Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Aug. 12, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Leasing of medical equipment
Guangzhou Concord Cancer Center ("Guangzhou Concord Cancer Hospital") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jun. 29, 2011
Place of establishment	PRC
Percentage of ownership by the Company	48.00%
Principal activities	Group’s medical treatment and service business
CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jun. 03, 2013
Place of establishment	Hong Kong
Percentage of ownership by the Company	85.71%
Principal activities	Investment holding
Shenzhen Concord Medical Investment Limited ("SZ CMS") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jan. 10, 2014
Place of establishment	PRC
Percentage of ownership by the Company	60.00%
Principal activities	Investment holding
Shanghai Concord Cancer Center Co., Ltd ("SHC") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Mar. 17, 2014
Place of establishment	PRC
Percentage of ownership by the Company	60.26%
Principal activities	Group’s medical treatment and service business
Global Medical Imaging (HongKong) Ltd. ("GMI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 26, 2014
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Datong Meizhong Jiahe Cancer Center ("DTMZ") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 23, 2014
Place of establishment	PRC
Percentage of ownership by the Company	60.00%
Principal activities	Group’s medical treatment and service business
Wuxi Concord Medical Development Ltd. ("Wuxi Concord") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Dec. 29, 2015
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Group’s medical treatment and service business
Concord Hospital Management Group Ltd. ("CHMG") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 07, 2015
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Group’s medical treatment and service business
Beijing Concord Medical Technology Ltd.("BJCMT") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jan. 04, 2016	[1]
Place of establishment	PRC	[1]
Percentage of ownership by the Company	100.00%	[1]
Principal activities	Provision of management services	[1]
Shanghai Taifeng Medical Technology Ltd ("Taifeng") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Mar. 30, 2016	[1]
Place of establishment	PRC	[1]
Percentage of ownership by the Company	60.00%	[1]
Principal activities	Group’s medical treatment and service business	[1]
Taizhou Concord Leasing Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 20, 2016	[1]
Place of establishment	PRC	[1]
Percentage of ownership by the Company	100.00%	[1]
Principal activities	Group’s medical treatment and service business	[1]
Guofu Huimei (Tianjin) Investment Management Partnership Firm (LP) ("Guofu Huimei") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 08, 2018
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Beijing Century Friendship Science & Technology Development Co., Ltd ("Beijing Century Friendship") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 08, 2018
Place of establishment	PRC
Percentage of ownership by the Company	60.00%
Principal activities	Group’s medical treatment and service business
Beijing Proton Medical Center Co., Ltd ("BPMC") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 08, 2018
Place of establishment	PRC
Percentage of ownership by the Company	58.00%
Principal activities	Group’s medical treatment and service business
Shanghai Meizhong Jiahe Cancer Center Co., Ltd. ("CMCC") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 08, 2018
Place of establishment	PRC
Percentage of ownership by the Company	55.42%
Principal activities	Group’s medical treatment and service business
ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Nov. 30, 2016
Place of establishment	Cayman Islands
Percentage of ownership by the Company	25.00%
Principal activities	Investment holding
US Proton Therapy Holdings Limited ("Proton BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 16, 2011
Place of establishment	BVI
Percentage of ownership by the Company	25.00%
Principal activities	Investment holding
US Proton Therapy Holdings Limited ("US Proton") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jun. 29, 2011
Place of establishment	United States of America
Percentage of ownership by the Company	25.00%
Principal activities	Investment holding
Concord Medical Services (International) Pte. Ltd. ("China Medstar") (formerly known as China Medstar Pte. Limited) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Aug. 08, 2003
Place of establishment	Singapore
Percentage of ownership by the Company	25.00%
Principal activities	Investment holding
Concord Healthcare Singapore Pte. Ltd. ("CHS")
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 01, 2015
Place of establishment	Singapore
Percentage of ownership by the Company	25.00%
Principal activities	Group’s medical treatment and service business

[1]	On January 4, 2016, the Group set up BJCMT for the purpose to provision of management services.
[2]	On August 27, 2015, the Group changed the name of CMS Hospital Management Co., Ltd. (“CHM”) to Beijing MeizhongJiahe Hospital Management Co., Ltd. (“MHM”), providing management service to the Group’s existing network.